CROSS SHORE DISCOVERY FUND

2960 N. Meridian St.

Suite 300

Indianapolis, Indiana 46208

November 25, 2015

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Cross Shore Discovery Fund (“Registrant”) (SEC File Nos. 811-22976 and 333-204814)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Cross Shore Discovery Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 2 to the Registration Statement filed under the 1933 Act, and (2) the text of Pre-Effective Amendment No. 2 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Secretary